Segment information	12 Months Ended
Dec. 31, 2022
Segment Information
Segment information

34 Segment information

The Company’s organizational structure is formed by the following segments:

- Brazil: includes: (i) the production and sale of chemicals at the Camaçari Petrochemical Complex in Bahia, the Triunfo Petrochemical Complex in Rio Grande do Sul, the Capuava Petrochemical Complex in the state of São Paulo, and the Duque de Caxias Petrochemical Complex in the state of Rio de Janeiro; (ii) the supply of electricity and other inputs produced in these complexes to second-generation producers located in the petrochemical complexes; (iii) the production and sale of PE, including the production of green PE made from renewable resources, and of PP; and (iv) the production and sale of PVC and caustic soda.

- United States and Europe: operations related to PP production and sale in the United States and Europe, through the subsidiaries Braskem America and Braskem Alemanha, respectively.

- Mexico: comprises the activities relation to the PE production and sale in Mexico, through the subsidiary Braskem Idesa.

- Other segments: substantially comprises the activities of Cetrel.

(a) Presentation, measurement and reconciliation of segment results

Information by segment is generated in accounting records, which are reflected in the consolidated financial statements. The operating segments are stated based on the results of operations.

The eliminations and reclassifications line are mainly represented by purchases and sales between the Company’s reportable segments.

Corporate Unit comprises items not allocated directly to the reportable segments and are disclosed to reconcile the segments to the consolidated financial information.

(b) Results by segment

	2022

				Operating expenses
		Cost of		Selling, general	Results from	Other operating		Profit (loss)
	Net	products	Gross	and distribuition	equity	income		before net financial
	revenue	sold	profit	expenses	investments	(expenses), net		expenses and taxes
Reporting segments
Brazil	69,079,724	(63,195,629)	5,884,095	(1,853,039)	-	(1,888,999)		2,142,057
USA and Europe	23,421,096	(19,986,176)	3,434,920	(838,474)	-	56,944		2,653,390
Mexico	5,834,017	(5,069,531)	764,486	(451,605)	-	(33,370)		279,511
Total	98,334,837	(88,251,336)	10,083,501	(3,143,118)	-	(1,865,425)		5,074,958

Other segments	402,991	(262,402)	140,589	82,498	34,848	5,644		263,579
Corporate unit	-	-	-	(2,196,506)	-	19,375		(2,177,131)

Braskem consolidated before eliminations and reclassifications	98,737,828	(88,513,738)	10,224,090	(5,257,126)	34,848	(1,840,406)		3,161,406

Eliminations and reclassifications	(2,218,544)	3,353,190	1,134,646	(28,193)	-	4,214		1,110,667

Total	96,519,284	(85,160,548)	11,358,736	(5,285,319)	34,848	(1,836,192)		4,272,073

	2021
				Operating expenses
		Cost of		Selling, general	Results from	Other operating		Profit (loss)
	Net	products	Gross	and distribuition	equity	income		before net financial
	revenue	sold	profit	expenses	investments	(expenses), net		expenses and taxes
Reporting segments
Brazil	69,494,923	(49,309,552)	20,185,371	(1,608,185)	-	(2,210,601)		16,366,585
USA and Europe	32,403,632	(23,343,205)	9,060,427	(900,885)	-	(25,580)		8,133,962
Mexico	6,506,297	(3,413,652)	3,092,645	(471,821)	-	(15,302)		2,605,522
Total	108,404,852	(76,066,409)	32,338,443	(2,980,891)	-	(2,251,483)		27,106,069

Other segments	363,684	(233,084)	130,600	76,830	4,644	(28,674)		183,400
Corporate unit	-	-	-	(1,963,137)	-	1,161,517	(i)	(801,620)

Braskem consolidated before eliminations and reclassifications	108,768,536	(76,299,493)	32,469,043	(4,867,198)	4,644	(1,118,640)		26,487,849

Eliminations and reclassifications	(3,143,335)	2,731,262	(412,073)	(16,066)	-	(16,163)		(444,302)

Total	105,625,201	(73,568,231)	32,056,970	(4,883,264)	4,644	(1,134,803)		26,043,547

	2020
				Operating expenses
		Cost of		Selling, general	Results from	Other operating		Profit (loss)
	Net	products	Gross	and distribuition	equity	income		before net financial
	revenue	sold	profit	expenses	investments	(expenses), net		expenses and taxes
Reporting segments
Brazil	40,794,387	(32,498,003)	8,296,384	(1,471,722)	-	(7,082,604)		(257,942)
USA and Europe	14,638,660	(12,337,486)	2,301,174	(721,191)	-	(82,695)		1,497,288
Mexico	4,000,805	(3,075,001)	925,804	(436,859)	-	(364,259)		124,686
Total	59,433,852	(47,910,490)	11,523,362	(2,629,772)	-	(7,529,558)		1,364,032

Other segments	302,374	(188,350)	114,024	63,874	(19,398)	(320)		158,180
Corporate unit	-	-	-	(1,493,479)	-	359,071		(1,134,408)

Braskem consolidated before eliminations and reclassifications	59,736,226	(48,098,840)	11,637,386	(4,059,377)	(19,398)	(7,170,807)		387,804

Eliminations and reclassifications	(1,192,732)	767,426	(425,306)	(17,325)	-	(17,065)		(459,696)

Total	58,543,494	(47,331,414)	11,212,080	(4,076,702)	(19,398)	(7,187,872)		(71,892)

See comment in Note 32(i).

(b) Property, plant and equipment and intangible assets by segment

	2022	2021
Reporting segments
Brazil	19,428,926	18,072,312
USA and Europe	7,075,743	7,688,713
Mexico	13,736,298	14,019,167
Total	40,240,967	39,780,192
Unallocated amounts	544,472	322,237
Total	40,785,439	40,102,429